Document and Entity Information	Nov. 08, 2022
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 08, 2022
Entity Registrant Name	RIGETTI COMPUTING, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40140
Entity Tax Identification Number	88-0950636
Entity Address, Address Line One	775 Heinz Avenue
Entity Address, City or Town	Berkeley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94710
City Area Code	510
Local Phone Number	210-5550
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On November 14, 2022, Rigetti Computing, Inc. (the “Company”) filed a Form 8-K (the “Original Form 8-K”) reporting under Item 5.02 the appointment of Rick Danis as the Company’s Interim President and Chief Executive Officer. Compensation arrangements and terms of service for Mr. Danis with respect to such role had not been determined as of the filing of the Original Form 8-K. This Current Report on Form 8-K/A is being filed solely for the purpose of amending the Original Form 8-K to provide a brief description of the letter agreement entered into with Mr. Danis on December 1, 2022, in connection with his appointment as Interim President and Chief Executive Officer. Except as expressly set forth herein, this Current Report on Form 8-K/A does not amend, modify or update the disclosures contained in the Original Form 8-K.
Entity Central Index Key	0001838359
Common Stock, $0.0001 par value per share [Member]
Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	RGTI
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share [Member]
Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	RGTIW
Security Exchange Name	NASDAQ